Derivative Instruments - Fair Value of Derivative Instruments by Balance Sheet Location (Details) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Derivatives, Fair Value [Line Items]
Non-current derivative assets		$ 31	$ 83
Derivative liabilities		0	(14)
Non-current derivative liabilities		(3)	(2)
Interest Rate Derivatives [Member]
Derivatives, Fair Value [Line Items]
Total derivative assets		21	16
Total derivative liabilities		0	(9)
Derivative asset (liability), net		21	7
Interest Rate Derivatives [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Derivative assets		7	0
Interest Rate Derivatives [Member] | Non-current derivative assets [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative assets		14	16
Interest Rate Derivatives [Member] | Derivative liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities		0	(7)
Interest Rate Derivatives [Member] | Non-current derivative liabilities [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative liabilities		0	(2)
SPL Interest Rate Derivatives [Member]
Derivatives, Fair Value [Line Items]
Total derivative assets		0	0
Total derivative liabilities		0	(6)
Derivative asset (liability), net		0	(6)
SPL Interest Rate Derivatives [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Derivative assets		0	0
SPL Interest Rate Derivatives [Member] | Non-current derivative assets [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative assets		0	0
SPL Interest Rate Derivatives [Member] | Derivative liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities		0	(4)
SPL Interest Rate Derivatives [Member] | Non-current derivative liabilities [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative liabilities		0	(2)
CQP Interest Rate Derivatives [Member]
Derivatives, Fair Value [Line Items]
Total derivative assets		21	16
Total derivative liabilities		0	(3)
Derivative asset (liability), net		21	13
CQP Interest Rate Derivatives [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Derivative assets		7	0
CQP Interest Rate Derivatives [Member] | Non-current derivative assets [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative assets		14	16
CQP Interest Rate Derivatives [Member] | Derivative liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities		0	(3)
CQP Interest Rate Derivatives [Member] | Non-current derivative liabilities [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative liabilities		0	0
Liquefaction Supply Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative, collateral deposit (call)		(1)	6
Liquefaction Supply Derivatives [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	[1]	41	13
Liquefaction Supply Derivatives [Member] | Non-current derivative assets [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative assets	[1]	17	67
Liquefaction Supply Derivatives [Member] | Derivative liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities	[1]	0	(7)
Liquefaction Supply Derivatives [Member] | Non-current derivative liabilities [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative liabilities	[1]	$ (3)	$ 0

[1]	Does not include a collateral call of $1 million and a collateral deposit of $6 million for such contracts, which are included in other current assets in our Consolidated Balance Sheets as of December 31, 2017 and 2016, respectively.